Business Acquisition - Revenue and Earnings (Details) $ in Millions	12 Months Ended
Feb. 29, 2016 USD ($)
Business Acquisition Revenue and Earnings [Line Items]
Revenue	$ 70
Net loss before income taxes	(19)
Good
Business Acquisition Revenue and Earnings [Line Items]
Revenue	48
Net loss before income taxes	(8)
WatchDox/AtHoc/Encription
Business Acquisition Revenue and Earnings [Line Items]
Revenue	22
Net loss before income taxes	$ (11)